Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Company’s Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table provides information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2024, and December 31, 2023:
	September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$5,614	$—	$—	$5,614
Earnout liabilities		—	—
	$5,614	$—	$—	$5,614
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	$3,904	$—	$—	$3,904
Earnout liabilities	—	—	488,641	488,641
	$3,904	$—	$488,641	$492,545
The following table provides information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2023:
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liabilities	3,904			3,904
Earnout liabilities			488,641	488,641
	$3,904	$	$488,641	$492,545

Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on Revenue and EBITDA Targets:	The following table presents the unobservable inputs of the earnout liability for earnout shares based on revenue and EBITDA targets:
	September 30, 2024	December 31, 2023
Current stock price	8.26	10.25
Earnout period – beginning	7/1/2023	7/1/2023
Earnout period – end	12/31/2024	12/31/2024
Equity volatility, EBITDA volatility	30.00%	25.0%
Operational leverage ratio	65.00%	65.00%
Revenue volatility	10.00%	10.00%
Revenue/stock price correlation	40.00%	45.00%
EBITDA/stock price correlation	30.00%	25.00%
Revenue discount rate	14.27%	9.21%
Dividend yield	0.00%	0.00%
The following table presents the unobservable inputs of the earnout liability for earnout shares based on revenue and EBITDA targets:
Amount
Current stock price	10.25
Earnout period – beginning	July 1, 2023
Earnout period – end	December 31, 2024
Equity volatility, EBITDA volatility	25.0%
Operational leverage ratio	65.0%
Revenue volatility	10.0%
Revenue/stock price correlation	45.0%
EBITDA/stock price correlation	25.0%
Revenue discount rate	9.21%
Dividend yield	0.0%

Schedule of Unobservable Inputs of the Earnout Liability for Earnout Shares Based on the Company’s Stock Price	The following table presents the unobservable inputs of the earnout liability for earnout shares based on the Company’s stock price:
	September 30, 2024	December 31, 2023
Term (years)	5.0	5.8
Volatility	40.00%	40.00%
Risk-free rate	3.55%	3.80%
Dividend yield	0.00%	0.00%
Current stock price	8.26	10.25
The following table presents the unobservable inputs of the earnout liability for earnout shares based on the Company’s stock price:
Amount
Term (years)	5.8
Volatility	40.0%
Risk-free rate	3.8%
Dividend yield	0.0%
Current stock price	10.25

Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis	The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):
Earnout Liabilities
Balance as of December 31, 2023	$488,641
Issuances	—
Change in fair value	(118,615)
Balance as of March 31, 2024	$370,026
Release of earnout shares	(66,255)
Change in fair value	(13,006)
Balance as of June 30, 2024	$290,765
Change in fair value	(40,649)
Forfeiture of earnout shares	69,280
Reclassification of stock price based earnout shares	180,836
Balance as of September 30, 2024	$—
The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):
Earnout Liabilities
Balance as of December 31, 2022	$—
Issuances	143,228
Change in fair value	345,413
Balance as of December 31, 2023	488,641